Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Adjusted net income	R$ 61,198	R$ 62,890	R$ 73,222
Net income	27,813	25,639	23,225
Adjustments to net income:	33,385	37,251	49,997
Share-based payment	(141)	(98)	215
Adjustments to fair value of financial assets through Profit or Loss and Derivatives	310	551	452
Effects of changes in exchange rates on cash and cash equivalents	(54)	(990)	642
Expected Loss from Financial Assets and Claims	18,567	10,182	20,966
Income from interest and foreign exchange variation from operations with subordinated debt	4,433	8,759	4,714
Provision for insurance and private pension	15,071	20,136	22,177
Depreciation and amortization	3,561	3,567	3,169
Expense from update / charges on the provision for civil, labor, tax and legal obligations	1,925	1,037	1,325
Provision for civil, labor, tax and legal obligations	5,132	2,465	3,641
Revenue from update / charges on deposits in escrow	(519)	(199)	(345)
Deferred taxes (excluding hedge tax effects)	2,499	10,287	3,972
Income from share in the net income of associates and joint ventures and other investments	(1,315)	(747)	(550)
Income from interest and foreign exchange variation of financial assets at fair value through other comprehensive income	(628)	254	128
Interest and foreign exchange income of financial assets at fair value through other comprehensive income	(8,420)	(12,808)	(9,073)
Interest and foreign exchange of financial assets at amortized cost	(3,332)	(4,353)	289
(Gain) loss on sale of investments and fixed assets	(168)	(297)	(283)
Impairment losses of fixed assets and intangible assets	233	167	14
Other	(3,769)	(662)	(1,456)
Change in assets and liabilities	(25,974)	(33,132)	(50,039)
(Increase) decrease in assets	(50,165)	(123,522)	(97,420)
Interbank deposits	(6,897)	(9,404)	(4,391)
Securities purchased under agreements to resell	62,487	(29,561)	5,368
Compulsory deposits with the Central Bank of Brazil	2,900	4,689	(13,137)
Loan operations	(63,999)	(51,919)	(22,467)
Derivatives (assets / liabilities)	1,918	217	3,396
Financial assets designated at fair value through profit or loss	(18,202)	(13,105)	(56,531)
Other financial assets	(19,143)	(15,323)	(5,328)
Other tax assets	3	(1,669)	(1,501)
Other assets	(9,232)	(7,447)	(2,829)
(Decrease) increase in liabilities	24,191	90,390	47,381
Deposits	43,636	60,486	73,524
Deposits received under securities repurchase agreements	(73,654)	17,603	(36,530)
Funds from interbank markets	40,192	10,083	(5,061)
Funds from institutional markets	121	(1,125)	6,967
Other financial liabilities	19,652	11,486	8,292
Financial liabilities at fair value throught profit or loss	9	(273)	(54)
Technical reserve for insurance and private pension	781	(1,409)	3,787
Provisions	673	(495)	(1,412)
Tax liabilities	(3,526)	(1,739)	2,944
Other liabilities	2,568	(348)	(558)
Payment of income tax and social contribution	(6,261)	(3,879)	(4,518)
Net cash from (used in) operating activities	35,224	29,758	23,183
Dividends / Interest on capital received from investments in associates and joint ventures	838	671	489
Cash received on financial assets - At fair value through other comprehensive income	9,074	16,622	19,695
Cash received from redemption of financial assets at amortized cost	8,085	14,991	4,025
Cash upon sale of investments in associates and joint ventures	68	266	314
Cash upon sale of fixed assets	175	215	230
Purchase of financial assets at fair value through other comprehensive income	(24,820)	(591)	(21,647)
Purchase of financial assets at amortized cost	(27,444)	(9,512)	(13,197)
Purchase of investments in associates and joint ventures	(387)	(6,718)	(69)
Purchase of fixed assets	(1,621)	(1,483)	(943)
Purchase of intangible assets	(2,691)	(1,381)	(2,553)
Net cash from (used in) investing activities	(38,723)	13,080	(13,656)
Funding from institutional markets	8,548	2,906	4,135
Redemptions in institutional markets	(2,833)	(15,048)	(13,573)
Change in non-controllinginterests stockholders	(1,617)	128	1,003
Result of delivery of treasury shares	742	1,187	980
Purchase of treasury shares	0	(510)	(3,089)
Dividends and interest on capital paid to non-controlling interests	(227)	(154)	(346)
Dividends and interest on capital paid	(25,915)	(20,093)	(10,800)
Net cash from (used in) financing activities	(21,302)	(31,584)	(21,690)
Net increase (decrease) in cash and cash equivalents	(24,801)	11,254	(12,163)
Cash and cash equivalents at the beginning of the period	95,558	83,314	96,119
Effects of changes in exchange rates on cash and cash equivalents	54	990	(642)
Cash and cash equivalents at the end of the period	70,811	95,558	83,314
Cash	30,367	37,159	18,749
Interbank deposits	4,561	3,295	15,327
Securities purchased under agreements to resell	35,883	55,104	49,238
Additional information on cash flow (Mainly Operating activities)
Interest received	134,225	122,405	139,895
Interest paid	77,315	84,668	71,456
Non-cashtransactions
Loans transferred to assets held for sale	0	0	0
Dividends and interest on capital declared and not yet paid	R$ 838	R$ 515	R$ 1,876